Debt and Interest Expense - Debt Activity Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Debt Instrument [Line Items]
Beginning balance		$ 2,422,954	[1]	$ 1,418,169
Other		(5,597)		(5,215)
Ending balance	[1]	2,707,357		2,422,954
Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Beginning balance		393,836
Issuance of Senior Notes				400,000
Ending balance		393,923		393,836
Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Beginning balance		350,474
Issuance of Senior Notes				100,000
Ending balance		350,348		350,474
Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Beginning balance		0
Issuance of Senior Notes		500,000
Ending balance		494,229		0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Beginning balance		510,000
Borrowings		400,000		1,160,000
Repayments		(610,000)		(650,000)
Ending balance		$ 300,000		$ 510,000

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.